BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Group to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries. All material inter-company balances and transactions have been eliminated.

Foreign currency translation
(b)	Foreign currency translation

The Group uses United States dollars ("U.S. Dollar" or "US$" or "$") for financial reporting purposes. The Company maintains its books and records in its respective functional currency, Chinese Renminbi ("RMB") and Hong Kong dollars ("HK$"), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company's financial statements are recorded as accumulated other comprehensive income included in the stockholders' equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010
Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.6000=$1
	HK$7.7507=$1	HK$7.7663=$1	HK$7.7810=$1

	For the years ended
	2012	2011	2010
Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7604=$1
	HK$7.7556=$1	HK$7.7793=$1	HK$7.7700=$1

Cash
(c)	Cash

Cash represents cash in banks and cash on hand.

The Group considers all highly liquid investments with original maturities of three months or less to be cash. The Group maintains bank accounts in HKSAR and Mainland China, PRC and the United States.

Accounts receivable
(d)	Accounts receivable

Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts sales returns and trade discounts. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable. Management determines the allowance based on historical write-off experience, customer specific facts and economic conditions. The Group has historically been able to collect all of its receivable balances, and accordingly, 10% allowance has been provided for specific doubtful accounts.

Outstanding account balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure to its customers.

Notes receivable
(e)	Notes receivable

As of December 31, 2012, the Company received $433,379 in notes receivable in full payment of outstanding accounts receivable. The notes mature in 6 months. All notes are non-interest bearing. In management's opinion, the remaining balance is fully collectible.

Inventories
(f)	Inventories

Inventories are stated at the lower of cost or market and consist primarily of flat rolled steel. Cost is determined using the weighted average cost method. In the case of work in process and finished goods, such costs comprise of direct materials, direct labor and an appropriate proportion of overheads.

Property, plant and equipment
(g)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to general and administrative expenses as incurred. Depreciation of property, plant and equipment is computed by the straight-line method over the assets estimated useful lives ranging from five to fifty years. Building improvements, if any, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Construction in progress represents the costs of property, plant and equipment under construction or installation. Depreciation commences when the asset is placed in service. The accumulated costs are reclassified as property, plant and equipment when installation or construction is completed. Government subsidies received reduce the cost of construction.

The estimated useful lives of the assets are as follows:

Estimated Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

Land use right
(h)	Land use right

Land use right is recorded at cost less accumulated amortization. Land use rights represent the prepayments for the use of the parcels of land in the PRC where the Company's production facilities are located, and are charged to expense over their respective lease periods. According to the laws of the PRC, the government owns all of the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use right is amortized using the straight-line method over the lease term of 43 to 50 years.

Impairment of long-lived assets
(i)	Impairment of long-lived assets

In accordance with FASB ASC Topic 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less costs to sell.

China Gerui has one and only operating entity, i.e., Henan Green, whose sole business is high-end cold-rolled steel processing. The company produces products by utilizing its facilities and equipment at one location in Zhengzhou, Henan Province, China. The company offers chromium-plating as value-add service to its customers but chromium-plating is an integral part of the whole production process of the Company rather than a stand-alone service. As a result, the Group determined that the impairment review is appropriately evaluated at the entity level. Based on the Group's assessment, no impairment was recognized as of December 31, 2012 and 2011.

Fair value measurements
(j)	Fair value measurements

FASB ASC Topic 820, "Fair Value Measurement and Disclosures" defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group's financial instruments consist principally of cash, accounts receivables, accounts payable, land use right payable, term loans, notes payables and accrued liabilities. None of which are held for trading purposes. Pursuant to ASC 820, the fair value of the Group's cash is determined based on "Level 1" inputs, which consist of quoted prices in active markets for identical assets. The Group believes that the carrying amounts of all of the Group's other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Revenue recognition
(k)	Revenue recognition

The Group generates revenue primarily from sales of steel mill flat-rolled products.

The Group recognizes its revenue upon the transfer of finished products to customers upon shipment from the Group's facilities. The Group sets the final price for a product based on the management's final measurement of the weight and dimensions of the product and confirmation that the product meets the customer's specifications as agreed in the original customer's order. The Group grants a three-week period for customers to dispute product quality. Based on the Group's assessment and past experiences, the rate of customer disputes are considered immaterial.

In the PRC, value added tax ("VAT") of 17% on the invoice amount is collected with respect to the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the tax authorities.

Income taxes
(l)	Income taxes

The Group accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Group adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group recognizes interest and penalty related to income tax matters as income tax expense. As of December 31, 2012 and 2011, there was no penalty or interest recognized as income tax expenses.

Commitments and contingencies
(m)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. A determination of the amount of reserves and disclosures required, if any, for these contingencies are made after considerable analysis of each individual issue. The Group accrues for contingent liabilities when an assessment of the risk of loss is probable and can be reasonably estimated. The Group discloses contingent liabilities when the risk of loss is reasonably possible or probable. (See Note 22)

Share-based compensation expense
(n)	Share-based compensation expense

The Company accounts for share-based compensation issued to its directors and its officers using the fair value based methodology in accordance with relevant accounting guidance. Compensation cost related to restricted common shares issued to the Company's directors and officers are measured at its estimated fair value at the grant date, and is amortized and expensed over the vesting period on a straight-line basis.

Earnings per share
(o)	Earnings per share

Basic earnings per share are computed on the basis of the weighted-average number of shares of our common stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted-average number of shares of our common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury method. As of December 31, 2012, the Company had a total of 144,000 warrants outstanding which were granted to its underwriter during November 2009 in connection with the sale of 4,800,000 ordinary shares. The warrants may be exercised on or after August 9, 2010 and until November 9, 2014. As of December 31, 2012, all such warrants are deemed to be anti-dilutive since their exercise price is higher than the fair value the Company's common stock.

The following table sets forth the computation of basic and diluted net income per common share:

	For the years ended
	2012	2011	2010

Net income	$26,133,088	$57,620,552	$47,083,424

Weighted average outstanding shares of common stock	58,543,076	56,297,652	43,891,670
Dilutive effect of Warrants	-	-	2,584,713
Dilutive effect of Unit Purchase Option granted to underwriters	-	-	179,338

Diluted weighted average outstanding shares	58,543,076	56,297,652	46,655,721

Earnings per common stock:
Basic	$0.45	$1.02	$1.07
Diluted	$0.45	$1.02	$1.01

Segment information
(p)	Segment information

FASB ASC Topic 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. The Group has only one segment, all of the Group's operations and customers are in the PRC and all income are derived from the sales of steel mill flat-rolled products. Accordingly, no geographic information is presented.

Economic and political risks
(q)	Economic and political risks

The Group's operations are conducted in the PRC. Accordingly, the Group's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

Recently issued accounting standards not yet adopted
(r)	Recently issued accounting standards not yet adopted

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's financial condition, results of operations, or disclosures.